ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	$ 6,642	$ 5,862
Operating lease receivables	7,770	5,631
Total lease receivables	14,412	11,493
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	745	520
Operating lease receivables	1,542	1,151
Total lease receivables	2,287	1,671
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	742	508
Operating lease receivables	1,299	1,002
Total lease receivables	2,041	1,510
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	733	483
Operating lease receivables	1,191	849
Total lease receivables	1,924	1,332
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	720	469
Operating lease receivables	1,076	741
Total lease receivables	1,796	1,210
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	675	461
Operating lease receivables	963	613
Total lease receivables	1,638	1,074
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	3,027	3,421
Operating lease receivables	1,699	1,275
Total lease receivables	$ 4,726	$ 4,696